Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 28, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Components of Intangible Assets
Intangible assets, net included the following:

	June 28, 2020			June 30, 2019
(in millions of U.S. Dollars)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets:
Customer relationships	$96.8	($19.0)	$77.8	$96.8	($12.8)	$84.0
Developed technology	68.0	(22.8)	45.2	69.0	(17.6)	51.4
Non-compete agreements	12.2	(7.1)	5.1	12.2	(4.1)	8.1
Acquisition related intangible assets	177.0	(48.9)	128.1	178.0	(34.5)	143.5
Patent and licensing rights	69.3	(40.5)	28.8	77.7	(47.1)	30.6
Total intangible assets	246.3	(89.4)	156.9	255.7	(81.6)	174.1

Schedule of Future Amortization Expense of Finite-lived Intangible Assets
Total future amortization expense of intangible assets is estimated to be as follows:

(in millions of U.S. Dollars) Fiscal Year Ending	Acquisition Related Intangibles	Patents	Total
June 27, 2021	$14.5	$4.8	$19.3
June 26, 2022	13.5	4.1	17.6
June 25, 2023	11.0	3.5	14.5
June 30, 2024	10.4	2.9	13.3
June 29, 2025	10.4	2.3	12.7
Thereafter	68.3	11.2	79.5
Total future amortization expense	$128.1	$28.8	$156.9